Restricted Stock Units Activity (Detail) - Restricted Stock Units (RSUs) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of RSUs
Unvested, beginning balance	3,610,256
Granted	1,131,218
Vested	(1,403,132)
Forfeited	(1,565,282)
Unvested, ending balance	1,773,060	3,610,256
Weighted-average grant date fair value
Unvested, beginning balance (in dollars per share)	$ 19.22
Granted (in dollars per share)	18.27
Vested (in dollars per share)	17.63
Forfeited (in dollars per share)	20.40
Unvested, ending balance (in dollars per share)	$ 19.14	$ 19.22
Weighted-average remaining contractual terms (Years)
Unvested, December 31, 2015	8 years 7 months 6 days	8 years 7 months 6 days
Aggregated intrinsic value
Unvested, December 31, 2015 (in dollars)	$ 35,211	$ 55,851